Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	CBS Corporation
Entity Central Index Key	0000813828
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY